UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  President
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE               February 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-02588                         Klingenstein Fields & Co. LLC
     028-03877                         Fiduciary Trust Co. Intl.
     028-05814                         Baldwin Brothers Inc.
     028-02635                         Gardner, Russo & Gardner
     028-00154                         Ruane, Cunnif & Goldfarb Inc.
     028-01658                         Chieftain Capital Management Inc.
     028-05092                         William, Jones & Associates LLC
     028-03490                         Alex Brown Investment Management LLC
     ---------------------------       --------------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $47,959
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE



COLUMN 1                       COLUMN  2     COLUMN 3      COLUMN 4     COLUMN 5        COLUMN 6      COLUMN 7       COLUMN 8

                               TITLE                       VALUE     SHRS OR  SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS      CUSIP        (X$1000)   PRN AMT  PRN CALL  DISCRETION    MANAGERS  SOLE    SHARED  NONE
--------------                 --------      -----        --------   -------  --- ----  ----------    --------  ----    ------  ----
ABBOTT LABS                    COM           002824100     7,614     141,025  SH        SOLE          NONE      141,025
BERKSHIRE HATHAWAY INC DEL     CL B          084670207       352         107  SH        SOLE          NONE          107
CAMPBELL SOUP CO               COM           134429109     2,961      87,589  SH        SOLE          NONE       87,589
CHEVRON CORP NEW               COM           166764100       487       6,330  SH        SOLE          NONE        6,330
CISCO SYS INC                  COM           17275R102     2,030      84,800  SH        SOLE          NONE       84,800
COCA COLA CO                   COM           191216100       642      11,260  SH        SOLE          NONE       11,260
COMCAST CORP NEW               CL A          20030N101       662      39,237  SH        SOLE          NONE       39,237
EXXON MOBIL CORP               COM           30231G102    13,331     195,495  SH        SOLE          NONE      195,495
GENERAL ELECTRIC CO            COM           369604103     1,298      85,780  SH        SOLE          NONE       85,780
JPMORGAN CHASE & CO            COM           46625H100       344       8,259  SH        SOLE          NONE        8,259
JOHNSON & JOHNSON              COM           478160104       336       5,220  SH        SOLE          NONE        5,220
METROPCS COMMUNICATIONS INC    COM           591708102     6,769     887,140  SH        SOLE          NONE      887,140
MICROSOFT CORP                 COM           594918104       204       6,696  SH        SOLE          NONE        6,696
UNION PAC CORP                 COM           907818108       320       5,000  SH        SOLE          NONE        5,000
WELLS FARGO & CO NEW           COM           949746101    10,609     393,079  SH        SOLE          NONE      393,079





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